Reverse Capitalization - Summary of Common Stock Issued During Merger (Detail) - shares		Apr. 20, 2021	Jun. 30, 2021	Dec. 31, 2020
Schedule Of Common Stock Issued During Merger [Line Items]
dMY Class A common stock outstanding prior to the Merger				70,040,242
Common Class B [Member]
Schedule Of Common Stock Issued During Merger [Line Items]
dMY Class A common stock outstanding prior to the Merger			18,500,000	0
Reverse Capitalization [Member]
Schedule Of Common Stock Issued During Merger [Line Items]
Total Genius ordinary shares issued in connection with the Merger and PIPE Investment		67,498,704
Total Genius ordinary shares issued immediately after the Merger		167,636,481
Maven Topco [Member] | Reverse Capitalization [Member]
Schedule Of Common Stock Issued During Merger [Line Items]
Genius ordinary shares converted from legacy Maven Topco shares	[1]	100,137,777
PIPE Investors [Member] | Reverse Capitalization [Member]
Schedule Of Common Stock Issued During Merger [Line Items]
Genius ordinary shares issued to PIPE Investors		33,000,000
dMY Technology Group Inc Two [Member] | Reverse Capitalization [Member]
Schedule Of Common Stock Issued During Merger [Line Items]
dMY Class A common stock outstanding prior to the Merger		27,600,000
Less: redemption of dMY shares		1,296
dMY Technology Group Inc Two [Member] | Reverse Capitalization [Member] | Common Class A [Member]
Schedule Of Common Stock Issued During Merger [Line Items]
Genius ordinary shares issued to dMY stockholders		27,598,704
dMY Technology Group Inc Two [Member] | Reverse Capitalization [Member] | Common Class B [Member]
Schedule Of Common Stock Issued During Merger [Line Items]
Genius ordinary shares issued to dMY stockholders		6,900,000

[1]	Includes 79,587,346 Genius ordinary shares converted from existing classes of shares of Maven Topco and 20,550,431 Genius ordinary shares related to vested rollover Incentive Securities. See Note 12 – Stock-based Compensation for further details.